UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-01932

Valley Forge Fund, Inc.

 (Exact name of registrant as specified in charter)

3741 Worthington Road

Collegeville, PA 19426-3431

 (Address of principal executive offices)(Zip code)

Donald A. Peterson

3741 Worthington Road

Collegeville, PA 19426-3431

 (Name and address of agent for service)

Registrant's telephone number, including area code: (484) 802-3007

Date of fiscal year end: December 31

Date of reporting period: June 30, 2011

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

Valley Forge Fund, Inc.

SEMI-ANNUAL REPORT

June 30, 2011

(Unaudited)

Valley Forge Fund, Inc.
Top Ten Holdings
June 30, 2011 (Unaudited)

As of June 30, 2011, the Fund's top ten holdings were as follows:

Holdings	% of Net Assets
Conocophillips	6.93%
General Electric Co.	5.56%
3M Co.	5.24%
Goldman Sachs Group, Inc.	4.91%
American Express Co.	4.76%
Kimberly Clark Corp.	4.17%
AT&T Corp.	4.05%
Diebold, Inc.	3.77%
Baxter International, Inc.	3.52%
Verizon Communications, Inc.	3.43%
46.34%

Valley Forge Fund, Inc.
Sector Weightings
June 30, 2011 (Unaudited)

As of June 30, 2011, the Fund's portfolio was invested in the following sectors:

Sectors	% of Net Assets
Common Stocks
Basic Materials	2.67%
Consumers	21.89%
Financials	15.99%
Healthcare	8.85%
Industrials	12.38%
Materials	8.92%
Service	2.78%
Technology	13.26%
Short-Term Investments	13.10%
Other Assets less Liabilities	0.16%
Total	100.00%

	Valley Forge Fund, Inc.
	Schedule of Investments
	June 30, 2011 (Unaudited)

Shares		Value

COMMON STOCKS - 86.74%

Basic Materials - 2.67%
10,000	Monsanto Co.	$ 725,400

Consumer - 21.89%
10,000	Coca Cola Co.	672,900
33,000	Diebold, Inc.	1,023,330
10,000	Fortune Brands, Inc.	637,700
20,000	Harley-Davidson, Inc.	819,400
17,000	Kimberly Clark Corp.	1,131,520
11,000	McDonald's Corp.	927,520
20,000	Time Warner, Inc.	727,400
		5,939,770
Financial - 15.99%
38,000	Alliance Bernstein Holding LP	738,720
25,000	American Express Co.	1,292,500
5,000	Brown Forman Corp. Class B	373,450
10,000	Goldman Sachs Group, Inc.	1,330,900
10,000	T. Rowe Price Group, Inc.	603,400
		4,338,970
Healthcare - 8.85%
5,000	Becton Dickinson & Co.	430,850
16,000	Baxter International, Inc.	955,040
10,000	Johnson & Johnson	665,200
10,000	Steris Corp.	349,800
		2,400,890
Industrial - 12.38%
15,000	3M Co.	1,422,750
4,000	Caterpillar, Inc.	425,840
80,000	General Electric Co.	1,508,800
		3,357,390
Materials - 8.92%
25,000	Conocophillips	1,879,750
15,000	Dow Chemical Corp.	540,000
		2,419,750
Service - 2.78%
2,500	Mastercard Inc.	753,350

Technology - 13.26%
2,500	Apple Inc. *	839,175
35,000	AT&T Corp.	1,099,350
20,000	Hewlett-Packard Co.	728,000
25,000	Verizon Communications, Inc.	930,750
		3,597,275

TOTAL FOR COMMON STOCKS (Cost $20,553,106) - 86.74%		$ 23,532,795

SHORT TERM INVESTMENTS - 13.10%
3,554,784	US Bank Money Market Savings - IT 0.10% ** (Cost $3,554,784)	3,554,784

TOTAL FOR SHORT TERM INVESTMENTS (Cost $3,554,784) - 13.10%		$ 3,554,784

TOTAL INVESTMENTS (Cost $24,107,890) - 99.84%		$ 27,087,579

OTHER ASSETS LESS LIABILITIES - 0.16%		77,825

NET ASSETS - 100.00%		$ 27,165,404

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at June 30, 2011.
The accompanying notes are an integral part of these financial statements.

Valley Forge Fund, Inc.
Statements of Asset and Liabilities
June 30, 2011 (Unaudited)

Assets:
Investments in Securities, at Value (Cost $24,107,890)	$ 27,087,579
Receivables:
Shareholder Subscriptions	34,123
Dividends and Interest	47,781
Prepaid Expenses	27,130
Total Assets	27,196,613
Liabilities:
Payables:
Accrued Management Fees	22,020
Other Expenses	9,189
Total Liabilities	31,209
Net Assets	$ 27,165,404

Net Assets Consist of:
Paid In Capital	$ 24,795,182
Accumulated Undistributed Net Investment Income	124,136
Accumulated Realized Loss on Investments	(733,603)
Unrealized Appreciation in Value of Investments	2,979,689
Net Assets (based on 2,647,234 shares outstanding)	$ 27,165,404

Net Asset Value	$ 10.26

The accompanying notes are an integral part of these financial statements.

Valley Forge Fund, Inc.
Statement of Operations
For the six months ended June 30, 2011 (Unaudited)

Investment Income:
Dividends (net of foreign witholding taxes of $857)	$ 312,192
Interest	3,869
Total Investment Income	316,061

Expenses:
Administrative Fees	9,199
Advisory Fees (Note 3)	131,676
Audit Fees	3,405
Custody Fees	4,140
Insurance Fees	284
Miscellaneous Fees	7,658
Transfer Agent Fees	6,393
Printing and Mailing Fees	3,105
Registration Fees	26,066
Total Expenses	191,926

Net Investment Income	124,135

Realized and Unrealized Gain on Investments:
Realized Loss on Investments	(767,708)
Net Change in Unrealized Appreciation on Investments	1,779,655
Net Realized and Unrealized Gain on Investments	1,011,947

Net Increase in Net Assets Resulting from Operations	$ 1,136,082

The accompanying notes are an integral part of these financial statements.

Valley Forge Fund, Inc.
Statements of Changes in Net Assets

	(Unaudited)
	Six Months	For the Year
	Ended	Ended
	6/30/2011	12/31/2010
Increase in Net Assets From Operations:
Net Investment Income	$ 124,135	$ 180,663
Net Realized Gain (Loss) on Investments	(767,708)	236,016
Net Change in Unrealized Appreciation on Investments	1,779,655	1,713,180
Net Increase in Net Assets Resulting from Operations	1,136,082	2,129,859

Distributions to Shareholders from:
Net Investment Income	-	(192,884)
Realized Gains	-	(236,076)
Return of Capital	-	(23,194)
Net Change in Net Assets from Distributions	-	(452,154)

Capital Share Transactions:
Proceeds from Sale of Shares	7,465,145	14,564,552
Shares Issued on Reinvestment of Dividends	-	441,786
Cost of Shares Redeemed	(5,668,720)	(1,610,457)
Net Increase from Shareholder Activity	1,796,425	13,395,881

Net Assets:
Net Increase in Net Assets	2,932,507	15,073,586
Beginning of Period	24,232,897	9,159,311
End of Period (Including Accumulated Undistributed Net
Investment Income of $124,136 and $34,105, respectively)	$ 27,165,404	$ 24,232,897

Share Transactions:
Shares Sold	748,704	1,559,348
Shares Issued on Reinvestment of Dividends	-	45,081
Shares Redeemed	(571,228)	(172,558)
Net Increase in Shares	177,476	1,431,871
Outstanding at Beginning of Period	2,469,758	1,037,887
Outstanding at End of Period	2,647,234	2,469,758

The accompanying notes are an integral part of these financial statements.

Valley Forge Fund, Inc.
Financial Highlights
Selected data for a share outstanding throughout the period.

	(Unaudited)
	Six Months		(Audited)
	Ended		For the Years Ended December 31,
	6/30/2011		2010	2009	2008	2007	2006

Net Asset Value, at Beginning of Period	$ 9.81		$ 8.82	$ 7.13	$ 9.35	$ 9.53	$ 8.89

Income (Loss) From Investment Operations:
Net Investment Income *	0.05		0.11	0.16	0.23	0.16	0.25
Net Gain (Loss) on Securities (Realized and Unrealized)	0.40		1.07	1.57	(2.10)	0.11	0.64
Total from Investment Operations	0.45		1.18	1.73	(1.87)	0.27	0.89

Distributions:	-		(0.19)	(0.04)	(0.35)	(0.45)	(0.25)

Net Asset Value, at End of Period	$ 10.26		$ 9.81	$ 8.82	$ 7.13	$ 9.35	$ 9.53

Total Return **	4.59%		13.36%	28.40%	(20.05)%	2.83%	10.12%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 27,165		$ 24,233	$ 9,159	$ 6,976	$ 9,108	$ 9,698
Ratio of Expenses to Average Net Assets	1.46%	†	1.28%	1.37%	1.26%	1.56%	1.27%
Ratio of Net Investment Income to Average Net Assets	0.94%	†	1.20%	1.98%	4.23%	1.75%	1.14%
Portfolio Turnover	17.57%		3.33%	15.89%	39.40%	8.30%	10.30%

† Annualized
* Per share net investment income has been determined on the basis of average shares outstanding during the period.
** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the
Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year.

The accompanying notes are an integral part of these financial statements.

VALLEY FORGE FUND, INC.

NOTES TO FINANCIAL STATEMENTS

JUNE 30, 2011 (UNAUDITED)

NOTE 1.

ORGANIZATION

The Valley Forge Fund, Inc. (the "Fund"), is a non-diversified open-end management investment company registered under the Investment Company Act of 1940, as amended.  The Fund's investment objective is to provide appreciation through investment in common stocks and securities convertible into common stock.

NOTE 2.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following summarizes significant accounting policies followed by the Fund.

Security Valuation:  Securities are valued at the last reported sales price, or in the case of securities where there is no reported last sale, the closing bid price.  Securities for which market quotations are not readily available are valued at their fair values as determined in good faith by, or under, the supervision of the Company's Board of Directors in accordance with methods that have been authorized by the Board.  Short-term investments (maturities of 60 days or less) are valued at amortized cost that approximates market value.

In accordance with Generally Accepted Accounting Principles (“GAAP”), fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.  GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. The three-tier hierarchy of inputs is summarized below.

The following table summarizes the inputs used to value the Fund’s assets measured at fair value as of June 30, 2011:

•	Level 1 – unadjusted quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of June 30, 2011:

Assets	Level 1	Level 2	Level 3	Total
Equity Securities (a)	$ 23,532,795	$ -	$ -	$ 23,532,795
Short-Term Investments – US Bank Money Market Savings	3,554,784	-	-	3,554,784
Total	$ 27,087,579	$ -	$ -	$ 27,087,579

(a) Refer to the Fund’s Schedule of Investments for a listing of securities by security type and industry.

The Fund did not hold any Level 3 assets during the six months ended June 30, 2011.

Securities Transactions and Investment Income:  Security transactions are recorded on the dates the transactions are entered into (the trade dates).  Realized gains and losses on security transactions are determined on the identified cost basis.  Dividend income is recorded on the ex-dividend date.  Interest income is determined on the accrual basis.

Dividends and Distributions to Shareholders: The Fund records all dividends and distributions payable to shareholders on the ex-dividend date.  Permanent book and tax differences relating to shareholder distributions may result in reclassifications to paid in

VALLEY FORGE FUND, INC.

NOTES TO FINANCIAL STATEMENTS

JUNE 30, 2011 (UNAUDITED)

capital and may affect the per-share allocation between net investment income and realized and unrealized gain or loss.  Undistributed net investment income and accumulated undistributed net realized gain or loss on investment transactions may include temporary book and tax differences which reverse in subsequent periods.  Any taxable income or gain remaining at fiscal year end is distributed in the following year.

Federal Income Taxes: It is the Fund's intention to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.  By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of their net investment income and any realized capital gains. The Fund has complied to date with the provisions of the Internal Revenue Code applicable to investment companies and accordingly, no provision for Federal income taxes is required in the financial statements.

Distributions to Shareholders: The Fund intends to distribute to the shareholders substantially all of the net realized capital gains and net investment income, if any, at year-end. Distributions will be recorded on ex-dividend date.

Use of Estimates: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results may differ from those estimates.

Concentration of Credit Risk: As of June 30, 2011, the Fund maintains its cash in bank deposit accounts at one federally insured financial institution. The balance at times may exceed depositor’s insurance provided by the applicable guaranty agency.  For the six months ended June 30, 2011 the bank accounts exceeded the depositor’s insurance limitations.

NOTE 3.

MANAGEMENT FEE AND TRANSACTIONS WITH AFFILIATES

Under the terms of the investment management agreement, the Manager has agreed to provide the Fund investment management services and be responsible for the day to day operations of the Fund.  The Manager will receive a fee, payable monthly, for providing investment advice at an annual rate of 1% based on the average daily assets of the Fund.  The fee is accrued daily and paid monthly.  A management fee of $131,676 was accrued for the six months ended June 30, 2011.

During the six months ended June 30, 2011, brokerage commissions of $7,939 were paid to BestVest Co. The son of the Fund’s past President (Mr. Bernard Klawans) is an employee of BestVest Co. and provides the Fund brokerage services. Commissions paid are in compliance with the Fund’s policies.

NOTE 4.

INVESTMENT TRANSACTIONS

Purchases and sales of investment securities (excluding short-term securities) for the six months ended June 30, 2011 were $7,020,358 and $3,832,724, respectively.  At June 30, 2011 net unrealized appreciation for Federal income tax purposes aggregated $2,979,689, consisting of unrealized appreciation of $3,791,417 and unrealized depreciation of $811,728. The cost of investments at June 30, 2011 for Federal income tax purposes was $24,107,890 excluding short-term investments.

NOTE 5.

CAPITAL SHARE TRANSACTIONS

As of June 30, 2011, there were 10,000,000 shares of $.001 par value capital stock authorized.  The total par value plus paid-in capital equaled $24,795,182.

VALLEY FORGE FUND, INC.

NOTES TO FINANCIAL STATEMENTS

JUNE 30, 2011 (UNAUDITED)

NOTE 6.

FEDERAL INCOME TAXES

Income and long-term capital gains distributions are determined in accordance with Federal Income Tax regulations which may differ from accounting principles generally accepted in the United States.  As of December 31, 2010, the taxable components of distributable earnings were as follows:

                                           Undistributed ordinary income

$      34,105

                                           Undistributed appreciation

$ 1,200,034

The tax character of distributions paid during the year ended December 31, 2010 and year ended December 31, 2009 is as follows.

	2010	2009
Ordinary income	$ 192,884	$ 187,783
Long-term capital gains	$ 236,076	$ 150,306
Return of Capital	($ 23,194)	$ -

NOTE 7.

NEW ACCOUNTING PRONOUNCEMENTS

In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements.” ASU No. 2010-06 amends FASB Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, to require additional disclosures regarding fair value measurements. Certain disclosures required by ASU No. 2010-06 are effective for interim and annual reporting periods beginning after December 31, 2009 and others for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years. Management is currently evaluating the impact ASU No. 2010-06 will have on the Fund’s financial statement disclosures.  The implementation of the ASC did not have a material effect on the Fund’s financial disclosures contained in this report.

Valley Forge Fund, Inc.
Expense Illustration
June 30, 2011 (Unaudited)

Expense Example

As a shareholder of the Valey Forge Fund, Inc., you incur ongoing costs that consist of management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to  compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2011 through June 30, 2011.

Actual Expenses

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the tables below provides information about hypothetical account values and hypothetical that are not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing  in this  Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	January 1, 2011	June 30, 2011	January 1, 2011 to June 30, 2011

Actual	$1,000.00	$1,045.87	$7.41
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,017.55	$7.30

* Expenses are equal to the Fund's annualized expense ratio of 1.46%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

VALLEY FORGE FUND, INC.

BOARD OF TRUSTEES

JUNE 30, 2011 (UNAUDITED)

DIRECTORS AND OFFICERS

The Fund’s business and affairs are managed under the direction of Directors that are elected annually to serve for one year.  Information published by the Fund contains additional information about these Directors, and is available without charge, by calling 1-855-833-6359.  Each Director may be contacted by writing to the President,  C/O Valley Forge Fund, 3741 Worthington Road, Collegeville, PA 19426-3431.

Name and Age	Position(s) Held with Company	Time Served	Principal Occupation for Past Five Years

Interested Officers and Directors: *
Donald A. Peterson Age: 70	Director Chairman of the Board President	5/15/1974 to Present 8/15/2004	Program Manager DRS Technologies
Lauren P. Tornetta Age: 33	Treasurer	7/16/2011 to Present	Director, Regulatory Affairs Endo Corporation

Name and Age	Position(s) Held with Company	Time Served	Principal Occupation for Past Five Years

Independent Directors
Lewis T. Seaman Age: 87	Director	8/15/2009 to Present	Retired Senior Manager GE Space Division
Dr. James P. King Age: 78	Director	5/15/1972 to Present	President Desilube Tech, Inc.
C. William Majer Age: 75	Director	6/21/2005 to Present	President Majerplus Ltd.
John S. Zaborowski Age: 64	Director	7/16/2011	Retired General Manager DRS Technologies

* “Interested persons” as defined in the Investment Company Act of 1940 are Mr. Peterson because he is the Fund’s President and Ms. Tornetta because she is the Fund’s Treasurer and the daughter of Mr. Peterson.

VALLEY FORGE FUND, INC.

ADDITIONAL INFORMATION

JUNE 30, 2011 (UNAUDITED)

Information Regarding Proxy Voting

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies during the most recent 12-month period ended June 30, are available without charge upon request by (1) calling the Funds at 1-855-833-6359 or (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

Information Regarding Portfolio Holdings

The Fund files a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Funds’ first and third fiscal quarters ended on March 31 and September 30. The Fund’s Form N-Q’s are available on the SEC’s website at http://sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Fund at 1-855-833-6359.

Information Regarding Statement of Additional Information

The Statement of Additional Information includes additional information about the Directors and is available without charge upon request, by calling toll free at 1-855-833-6359.

1-855-833-6359

                 This report is provided for the general information of the shareholders of the Valley Forge Fund. This report is not intended for distribution to prospective investors in this Fund, unless preceded or accompanied by an effective Prospectus.

Item 2.  Code of Ethics

CODE OF ETHICS

Pursuant to the requirements of Sections 406 and 407 of the Sarbanes Oxley Act of 2002, the Valley Forge Fund, Inc. (the “Fund”), hereby adopts the following Code of Ethics that applies to Mr. Peterson who is the Fund’s principal executive, financial and accounting officer or persons performing similar functions regardless of whether these individuals are employed by the Fund or a third party in order to prepare these written standards that are reasonably designed to deter wrongdoing and to:

a.	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

b.	Full, fair, accurate, timely and understandable disclosure in reports and documents that the Fund files with, or submits to, the Securities & Exchange Commission and in all public communications;

c.	Compliance with all applicable governmental laws, rules and regulations;

d.	Prompt internal reporting of violations of the code, should any ever occur, to all principal officers of the Fund and all appropriate persons identified in the code; and

e.	The principal executive officer of the Fund will be held accountable for adherence to the code as presented above.

Item 3.  Audit Committee Financial Expert

Mr. Peterson is still responsible for the approval of all financial documentation. The current Fund Auditor is Meyler & Company, P.C.

The Board of Directors of the Fund has determined that Mr. John S. Zaborowski (Chairman of the Board of Directors) is the Audit Committee’s Chairman and has the financial responsibility along with Mr. Peterson for all financial documentation.Mr. Zaborowski is Independent Director, as defined under Item 3 (a)(1)(i) as stated in Form N-CSR wherein for the year ended December 31, 20010, he did not accept directly or indirectly any consulting, advisory, or compensatory fee from the Fund or he is not an interested person of the Fund as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.

Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9   Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable

Item 10.  Submission of Matters to a Vote of Security Holders

Not Applicable

Item 11. Controls and Procedures

Donald A. Peterson is the P resident of the Fund. He handles all financial matters of the Fund and has along with support from the Fund’s Board of Directors instituted additional internal control procedures to not only improve accuracy and safety in all financial matters involved in running the Fund, but also properly publish disclosures of the Fund’s operations.

The SEC conducted a review of the Fund’s internal controls during 2007. The Fund retained independent legal and CPA services to assist the Fund and its manager in responding to the SEC concerns and comments over the Fund’s internal controls, lack of separate legal counsel for the Fund and the lack of an independent custodian of the Fund. As of the date of this report, the Fund's management has periodically retained legal counsel for the Fund, as required.

The Fund’s management conducted a review of the effectiveness of the Fund’s disclosure controls and procedures with the required 90-day period prior to the filing date of this report on Form N-CSR for the purpose of providing reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles and includes those policies and procedures that:

1.	Pertain to the maintenance of records that in reasonable detail accurately and fairly reflect the transactions and dispositions of the assets of the Fund,

2.

Provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with generally accepted accounting principles, and that receipts and expenditures of the Fund are being made only in accordance with authorizations of management and directors of the Fund; and

3.

Provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use, or disposition of the Fund’s assets that could have a material effect on the financial statements.

Item 12.  Exhibits.

a)	Code of Ethics.
Filed under Item 2 - Code of Ethics

b)	Certifications
Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Valley Forge Fund, Inc.

/s/ Donald A. Peterson

Donald A. Peterson

President

Date:  09/08/2011

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

/s/ Donald A. Peterson

Donald A. Peterson

President

Date:  09/08/2011